Employment costs and provisions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Employee Cost And Provisions Explanatory [Abstract]
Summary of employment costs and provisions

	Note	2025 US$m	2024 US$m	2023 US$m
Employment costs
– Wages and salaries		6,549	6,004	5,625
– Social security costs		480	461	470
– Net post-retirement charge	29	626	605	449
– Share-based payment charge	28	237	172	144
		7,892	7,242	6,688
Less: charged within movement in provisions (see below)		(287)	(187)	(52)
Total employment costs	7	7,605	7,055	6,636

Summary of provisions

	Note	2025 US$m	2024 US$m
At 1 January		15,731	17,150
Adjustment on currency translation		907	(1,128)
Adjustments to mining properties/right-of-use assets:	13
–increases to existing and new provisions		811	851
–change in discount rate		–	(787)
Charged/(credited) to profit:
–increases to existing and new provisions		518	435
–change in discount rate		–	(235)
–unused amounts reversed		(126)	(88)
–exchange (gains)/losses on provisions		(48)	26
–amortisation of discount		768	843
Utilised in year		(1,049)	(1,142)
Newly consolidated operations(a)		319	61
Transfers and other movements		—	(255)
At 31 December(b)		17,831	15,731
Balance sheet analysis:
Current		1,128	1,183
Non-current		16,703	14,548
Total		17,831	15,731
(a)In 2025, this relates to our acquisition of Arcadium Lithium plc. Refer to note 5 for details. In 2024, this relates to our acquisition of an additional 20.64% interest in NZAS.
(b)Close-down, restoration and environmental provisions at 31 December 2025 have not been adjusted for closure-related receivables amounting to US$394 million (2024: US$350 million)
due from the ERA trust fund and other financial assets held for the purposes of meeting closure obligations. These are included within “Receivables and other assets” on the balance sheet.
The impact of discounting on the provision is illustrated below:

	At 31 December 2025			At 31 December 2024
	Capitalised within “Property, plant and equipment” US$m	Charged/(credited) to the income statement US$m	Total increase/ (decrease) in provision US$m	Capitalised within “Property, plant and equipment” US$m	Charged/(credited) to the income statement US$m	Total increase/ (decrease) in provision US$m
Discount rate decreased to 1.0%	3,700	400	4,100	3,300	400	3,700
Discount rate increased to 3.0%	(1,000)	(100)	(1,100)	(900)	(100)	(1,000)

	2025 US$m	2024 US$m
Opening balance at 1 January	1,107	1,371
Adjustment on currency translation	54	(69)
Adjustments to mining properties/right-of-use assets:
– increases to existing and new provisions	24	17
– change in discount rate	–	(2)
Charged/(credited) to profit:
– increases to existing and new provisions	418	184
– change in discount rate	–	(7)
– unused amounts reversed	(45)	(104)
– exchange gain on provisions	(6)	–
– amortisation of discount	10	14
Utilised in year	(402)	(94)
Newly consolidated operations(a)	375	—
Transfers and other movements	(59)	(203)
Closing balance at 31 December	1,476	1,107
Balance sheet analysis:
Current	1,103	792
Non-current	373	315
Total	1,476	1,107
(a)Newly consolidated operations relates to the acquisition of Arcadium Lithium plc. Refer to note 5 for details.

	2025			2024
Employment provisions	Pensions and post-retirement healthcare(a) US$m	Other employee entitlements(b) US$m	Total US$m	Total US$m
At 1 January	1,063	393	1,456	1,558
Adjustment on currency translation	37	31	68	(83)
Charged/(credited) to profit:
–increases to existing and new provisions	96	213	309	199
–unused amounts reversed	–	(22)	(22)	(12)
Utilised in year	(75)	(108)	(183)	(133)
Remeasurement gains recognised in other comprehensive income	(65)	–	(65)	(94)
Newly consolidated operations(c)	–	23	23	–
Transfers and other movements	–	29	29	21
At 31 December	1,056	559	1,615	1,456
Balance sheet analysis:
Current	66	407	473	359
Non-current	990	152	1,142	1,097
Total employment provisions	1,056	559	1,615	1,456
(a)The main assumptions used to determine the provision for pensions and post-retirement healthcare, and other information, including the expected level of future funding payments in respect of those arrangements, are given in note 29.
(b)The provision for other employee entitlements includes a provision for long-service leave of US$376 million (2024: US$313 million), based on the relevant entitlements in certain Group operations, and includes US$82 million (2024: US$24 million) of provision for redundancy and severance payments.
(c)Newly consolidated operations relates to the acquisition of Arcadium Lithium plc. Refer to note 5 for details.